Janus Henderson Forty Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 99.0%
Aerospace & Defense – 1.9%
Howmet Aerospace Inc	5,315,857	$412,669,979
Banks – 1.3%
JPMorgan Chase & Co	1,338,865	270,798,835
Biotechnology – 7.3%
AbbVie Inc	3,089,340	529,883,597
Amgen Inc	882,140	275,624,643
Argenx SE (ADR)*	621,091	267,093,974
Madrigal Pharmaceuticals Inc*	637,684	178,653,549
Vertex Pharmaceuticals Inc*	629,146	294,893,313
		1,546,149,076
Capital Markets – 1.5%
Blackstone Group Inc	2,525,058	312,602,180
Chemicals – 1.4%
Linde PLC	703,696	308,788,842
Diversified Financial Services – 4.9%
Mastercard Inc - Class A	2,388,019	1,053,498,462
Electrical Equipment – 1.4%
Eaton Corp PLC	958,484	300,532,658
Health Care Providers & Services – 1.9%
UnitedHealth Group Inc	810,438	412,723,656
Hotels, Restaurants & Leisure – 4.3%
Booking Holdings Inc	161,159	638,431,378
Caesars Entertainment Inc*	3,308,675	131,486,745
DoorDash Inc - Class A*	1,366,502	148,648,088
		918,566,211
Information Technology Services – 0.8%
Shopify Inc*	2,491,115	164,538,146
Insurance – 1.9%
Progressive Corp/The	1,965,823	408,321,095
Interactive Media & Services – 9.9%
Alphabet Inc - Class C	4,979,207	913,286,148
Meta Platforms Inc - Class A	2,375,997	1,198,025,207
		2,111,311,355
Life Sciences Tools & Services – 2.0%
Danaher Corp	1,727,191	431,538,671
Machinery – 1.8%
Deere & Co	1,028,192	384,163,377
Multiline Retail – 8.4%
Amazon.com Inc*	7,391,748	1,428,455,301
MercadoLibre Inc*	223,688	367,608,859
		1,796,064,160
Pharmaceuticals – 3.1%
Eli Lilly & Co	719,805	651,697,051
Real Estate Management & Development – 1.9%
CoStar Group Inc*	5,335,519	395,575,379
Semiconductor & Semiconductor Equipment – 17.9%
Advanced Micro Devices Inc*	2,565,615	416,168,410
ASML Holding NV	625,033	639,240,000
Marvell Technology Inc	3,981,209	278,286,509
NVIDIA Corp	14,472,702	1,787,957,605
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,846,274	320,900,884
Texas Instruments Inc	1,955,670	380,436,485
		3,822,989,893
Software – 16.5%
Microsoft Corp	5,468,971	2,444,356,589
Oracle Corp	4,272,777	603,316,112
Workday Inc - Class A*	2,067,579	462,227,961
		3,509,900,662
Specialized Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp	1,558,186	302,880,195
Technology Hardware, Storage & Peripherals – 6.0%
Apple Inc	6,024,899	1,268,964,227
Textiles, Apparel & Luxury Goods – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	424,407	325,878,534
Total Common Stocks (cost $10,911,301,912)		21,110,152,644

	Shares	Value
Investment Companies – 1.6%
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $334,656,314)	334,592,596	$334,659,514
Total Investments (total cost $11,245,958,226) – 100.6%		21,444,812,158
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(128,554,581)
Net Assets – 100%		$21,316,257,577

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$19,359,551,761	90.3%
Netherlands	639,240,000	3.0
Argentina	367,608,859	1.7
France	325,878,534	1.5
Taiwan	320,900,884	1.5
Belgium	267,093,974	1.2
Canada	164,538,146	0.8
Total	$21,444,812,158	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 1.6%
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$736,607,266	$2,512,656,366	$(2,914,530,479)	$-	$(73,639)	$334,659,514	334,592,596	$14,540,227
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	-	391,886,840	(391,886,840)	-	-	-	-	16,956 ∆
Total Affiliated Investments - 1.6%
	$736,607,266	$2,904,543,206	$(3,306,417,319)	$-	$(73,639)	$334,659,514	334,592,596	$14,557,183

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Textiles, Apparel & Luxury Goods	$-	$325,878,534	$-
All Other	20,784,274,110	-	-
Investment Companies	-	334,659,514	-
Total Assets	$20,784,274,110	$660,538,048	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70223 08-24